Other Expenses (Income) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Expenses (Income)

	Years ended December 31,
	2018	2017
Management fee income	(1,167)	(1,168)
Other operating expense (income), net	(305)	108
Write-down of mine equipment	-	3,551
Write-down of investment	-	3,850
	(1,472)	6,341